SENIOR SECURED CONVERTIBLE CREDIT FACILITY (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Senior Secured Convertible, Total [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period Notes payables	$ 166,368,463	$ 86,855,415
Cash additions	16,357,691	50,000,000	100,000,000
Repayments	(8,000,000)
Repayments	8,000,000
Principal Reallocation
Fees Capitalized to Debt Related to Debt Modifications	(1,405,691)	27,184,145
Paid-In-Kind Interest Capitalized	17,154,037	10,247,255
Net Effect on Debt from Extinguishment	11,073,362
Net Effect on Equity Component of New and Amended Debt	(56,150,973)	(8,287,146)	(7,548,720)
Cash Paid for Debt Issuance Costs	375,000	1,798,122	2,076,757
Cash Paid for Debt Issuance Costs	(375,000)	(1,798,122)	(2,076,757)
Amortization of Debt Discounts	12,043,520	2,166,916	460,011
Balance at ending of period Notes payables	157,065,410	166,368,463	86,855,415
Shares Issued for Debt Issuance Costs			(3,979,119)
Tranche 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period Notes payables	102,833,447	86,855,415
Cash additions			100,000,000
Repayments	(8,000,000)
Repayments	8,000,000
Principal Reallocation	585,058
Fees Capitalized to Debt Related to Debt Modifications
Paid-In-Kind Interest Capitalized	9,396,021	7,713,899
Net Effect on Debt from Extinguishment	4,812,996
Net Effect on Equity Component of New and Amended Debt	(23,562,662)	6,942,719	(7,548,720)
Cash Paid for Debt Issuance Costs			2,076,757
Cash Paid for Debt Issuance Costs			(2,076,757)
Amortization of Debt Discounts	5,394,019	1,321,414	460,011
Balance at ending of period Notes payables	91,458,879	102,833,447	86,855,415
Shares Issued for Debt Issuance Costs			(3,979,119)
Tranche 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period Notes payables	25,352,687
Cash additions		25,000,000
Repayments
Repayments
Principal Reallocation	(3,276)
Fees Capitalized to Debt Related to Debt Modifications
Paid-In-Kind Interest Capitalized	2,386,229	1,570,948
Net Effect on Debt from Extinguishment	962,750
Net Effect on Equity Component of New and Amended Debt	(6,147,968)	(1,137,637)
Cash Paid for Debt Issuance Costs		482,998
Cash Paid for Debt Issuance Costs		(482,998)
Amortization of Debt Discounts	1,282,359	402,374
Balance at ending of period Notes payables	23,832,781	25,352,687
Shares Issued for Debt Issuance Costs
Tranche 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period Notes payables	9,680,433
Cash additions		10,000,000
Repayments
Repayments
Principal Reallocation	(1,277)
Fees Capitalized to Debt Related to Debt Modifications
Paid-In-Kind Interest Capitalized	923,996	288,815
Net Effect on Debt from Extinguishment	497,175
Net Effect on Equity Component of New and Amended Debt	(2,480,673)	(172,786)
Cash Paid for Debt Issuance Costs		641,689
Cash Paid for Debt Issuance Costs		(641,689)
Amortization of Debt Discounts	531,455	206,093
Balance at ending of period Notes payables	9,151,109	9,680,433
Shares Issued for Debt Issuance Costs
Tranche 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period Notes payables	2,455,231
Cash additions		15,000,000
Repayments
Repayments
Principal Reallocation	(404,451)
Fees Capitalized to Debt Related to Debt Modifications		234,282
Paid-In-Kind Interest Capitalized	1,115,478
Net Effect on Debt from Extinguishment	2,167,870
Net Effect on Equity Component of New and Amended Debt	(2,839,499)	(12,161,866)
Cash Paid for Debt Issuance Costs		673,435
Cash Paid for Debt Issuance Costs		(673,435)
Amortization of Debt Discounts	1,057,893	56,250
Balance at ending of period Notes payables	1,383,982	2,455,231
Shares Issued for Debt Issuance Costs
Incremental Advance - 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period Notes payables	2,168,540
Cash additions
Repayments
Repayments
Principal Reallocation	(340)
Fees Capitalized to Debt Related to Debt Modifications
Paid-In-Kind Interest Capitalized	226,009
Net Effect on Debt from Extinguishment	(453,979)
Net Effect on Equity Component of New and Amended Debt	(1,296,844)
Cash Paid for Debt Issuance Costs
Cash Paid for Debt Issuance Costs
Amortization of Debt Discounts	414,622
Balance at ending of period Notes payables	1,058,008	2,168,540
Incremental Advance - 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period Notes payables
Cash additions	5,420,564
Repayments
Repayments
Principal Reallocation	(589)
Fees Capitalized to Debt Related to Debt Modifications	(468,564)
Paid-In-Kind Interest Capitalized	303,299
Net Effect on Debt from Extinguishment
Net Effect on Equity Component of New and Amended Debt	(3,239,507)
Cash Paid for Debt Issuance Costs	175,000
Cash Paid for Debt Issuance Costs	(175,000)
Amortization of Debt Discounts	726,545
Balance at ending of period Notes payables	2,566,748
Advance 3rd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period Notes payables
Cash additions	10,937,127
Repayments
Repayments
Principal Reallocation
Fees Capitalized to Debt Related to Debt Modifications	(937,127)
Paid-In-Kind Interest Capitalized	194,812
Net Effect on Debt from Extinguishment
Net Effect on Equity Component of New and Amended Debt	(7,694,405)
Cash Paid for Debt Issuance Costs	200,000
Cash Paid for Debt Issuance Costs	(200,000)
Amortization of Debt Discounts	565,258
Balance at ending of period Notes payables	2,865,665
Amendment Fee Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period Notes payables	18,964,600
Cash additions
Repayments
Repayments
Principal Reallocation	(2,395)
Fees Capitalized to Debt Related to Debt Modifications		18,750,000
Paid-In-Kind Interest Capitalized	1,744,352	673,593
Net Effect on Debt from Extinguishment	455,792
Net Effect on Equity Component of New and Amended Debt	(4,337,438)	(511,900)
Cash Paid for Debt Issuance Costs
Cash Paid for Debt Issuance Costs
Amortization of Debt Discounts	971,013	52,907
Balance at ending of period Notes payables	17,795,924	18,964,600
Shares Issued for Debt Issuance Costs
Restatement Fee Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period Notes payables	7,082,065
Cash additions
Repayments
Repayments
Principal Reallocation	(24,084)
Fees Capitalized to Debt Related to Debt Modifications		8,199,863
Paid-In-Kind Interest Capitalized	736,039
Net Effect on Debt from Extinguishment	630,758
Net Effect on Equity Component of New and Amended Debt	(4,551,977)	(1,245,676)
Cash Paid for Debt Issuance Costs
Cash Paid for Debt Issuance Costs
Amortization of Debt Discounts	1,099,158	127,878
Balance at ending of period Notes payables	4,971,959	7,082,065
Shares Issued for Debt Issuance Costs
2nd Restatement Fee Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period Notes payables
Cash additions
Repayments
Repayments
Principal Reallocation	(148,646)
Fees Capitalized to Debt Related to Debt Modifications
Paid-In-Kind Interest Capitalized	127,802
Net Effect on Debt from Extinguishment	2,000,000
Net Effect on Equity Component of New and Amended Debt
Cash Paid for Debt Issuance Costs
Cash Paid for Debt Issuance Costs
Amortization of Debt Discounts	1,198
Balance at ending of period Notes payables	$ 1,980,354